Considerations in Relation to Acquisition of Ldeasy (Detail) (LDeasy, USD $) In Thousands, unless otherwise specified	0 Months Ended
Aug. 02, 2013
LDeasy
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,013
Contingent consideration	1,100
Total consideration	$ 2,113